Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure Abstract
Accrued compensation	$ 8,902	$ 5,243	$ 2,414
Accrued service fees	7,128	2,057	952
Loan servicing liability at fair value	3,712	936
Contingent liabilities	1,875
Deferred rent	1,045	653
Deferred tax liability	1,004
Transaction fee refund reserve	682
Deferred revenue	472
Early stock option exercise liability	450
Other accrued expenses	734	239
Total accrued expenses and other liabilities	$ 26,004	$ 9,128	$ 3,366